CONSOLIDATED STATEMENTS OF CASH FLOWS (Reconciliation of cash, cash equivalents and restricted cash) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Reconciliation of cash, cash equivalents and restricted cash
Cash and cash equivalents	¥ 1,741,911	$ 253,350	¥ 1,765,572		¥ 1,314,814
Restricted cash - current	1,619,937	235,610	1,092,921
Restricted cash - non-current	19,368	2,817	4,000
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	¥ 3,381,216	$ 491,777	¥ 2,862,493	$ 416,332	¥ 1,314,814	¥ 268,863